Stock-Based Compensation - Stock Option Activity (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares
Outstanding at beginning of period (in shares)	6,441,527	5,024,234
Granted (in shares)	273,759	1,997,964
Exercised (in shares)	(574,991)	(25,620)
Forfeited (in shares)	(127,233)	(555,051)
Expired (in shares)	(15,690)
Outstanding at end of period (in shares)	5,997,372	6,441,527
Weighted average exercise price
Outstanding at beginning of period (in dollars per share)	$ 9.59	$ 7.98
Granted (in dollars per share)	19.59	13.76
Exercised (in dollars per share)	7.41	6.26
Forfeited (in dollars per share)	12.92	10.16
Expired (in dollars per share)	(13.60)
Outstanding at end of period (in dollars per share)	$ 10.18	$ 9.59